Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.60%
Innovator U.S. Equity Ultra Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $657.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Innovator U.S. Equity Ultra Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $449.78 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator U.S. Equity Ultra Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $770.79 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.40%)